Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cohen & Steers Preferred Securities & Income SMA Shares, Inc.
Entity Central Index Key	0001760077
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Cohen & Steers Preferred Securities and Income SMA Shares, Inc.
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income SMA Shares, Inc.
Class Name	Preferred Securities and Income SMA Shares
Trading Symbol	PISHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income SMA Shares, Inc. (Fund) for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund by visiting www.cohenandsteers.com/themes-post/separately-managed-accounts/#literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/themes-post/separately-managed-accounts/#literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The Fund had a 10.26% total return in the 12 months ended October 31, 2025, compared with the Blended Benchmark,[1] which returned 9.00%, and the ICE BofA U.S. All Capital Securities Index, which returned 5.76%.

Security selection in the banking sector was the strongest driver of relative performance versus the Blended Benchmark[1] during the year. Outperformance was led by an overweight and security selection within contingent capital securities, which benefited from solid credit fundamentals, easing inflation and European Central Bank rate cuts. U.S. over-the-counter investments—especially select credit-sensitive shorter-duration securities—also added meaningfully. Within insurance, credit positioning contributed as well, supported by underweights in higher-quality Japanese insurers and out-of-benchmark issues from a U.S. annuity provider that recovered from prior weakness. Select positions in telecommunication services, including Canadian names, provided additional excess return. The Fund also gained from a favorable court settlement involving Credit Suisse claims.

The Fund's exposure to utilities and certain pipeline securities modestly weighed on results, with the largest detractor coming from a utility facing California wildfire risks. The use of interest rate swaps to manage duration also slightly detracted from relative performance.

Top contributors	Top detractors
Banking/Brokerage	Utilities
Insurance	Interest Rate Swaps
Telecommunication Services	Pipeline

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of October 31, 2025)
	1 Year	5 Years	Since inception (3/1/19)
Fund[2]	10.26%	5.46%	6.40%
ICE BofA U.S. All Capital Securities Index	5.76%	3.32%	4.45%
Blended Benchmark[1]	9.00%	4.41%	5.68%

Performance Inception Date	Mar. 01, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 442,580,730
Holdings Count | shares	233
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of October 31, 2025)
Net assets	$442,580,730
Number of portfolio holdings (excluding derivatives)	233
Portfolio turnover rate	58%
Net advisory fees paid	$0

Holdings [Text Block]
Portfolio holdings (as of October 31, 2025)

Top ten holdings[3,4]	(%)
Citigroup, Inc., 6.95%, Series FF	1.5%
Goldman Sachs Group, Inc., 7.50%, Series X	1.4%
Citigroup, Inc., 6.875%, Series GG	1.4%
Bank of America Corp., 6.625%, Series OO	1.2%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/55 (Japan)	1.0%
Charles Schwab Corp., 4.00%, Series H	0.9%
Enbridge, Inc., 8.50, due 1/15/84 (Canada)	0.9%
Algonquin Power & Utilities Corp., 4.75%, due 1/18/82 (Canada)	0.9%
South Bow Canadian Infrastructure Holdings Ltd., 7.625%, due 3/1/55 (Canada)	0.9%
Barclays PLC, 8.875% (United Kingdom)	0.9%

Sector diversification[3,5]	(%)
Banking	55.5%
Utilities	14.4%
Insurance	12.5%
Pipelines	8.8%
Telecommunications	2.3%
Financial Services	1.6%
Health Care	1.1%
Energy	0.8%
Consumer Discretionary Products	0.2%
Other (includes short-term investments)	2.8%

Country diversification[3,5]	(%)
United States	43.0%
Canada	13.7%
United Kingdom	10.0%
France	8.7%
Japan	4.1%
Switzerland	3.7%
Netherlands	3.7%
Spain	3.3%
Germany	1.9%
Other (includes short-term investments)	7.9%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Citigroup, Inc., 6.95%, Series FF	1.5%
Goldman Sachs Group, Inc., 7.50%, Series X	1.4%
Citigroup, Inc., 6.875%, Series GG	1.4%
Bank of America Corp., 6.625%, Series OO	1.2%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/55 (Japan)	1.0%
Charles Schwab Corp., 4.00%, Series H	0.9%
Enbridge, Inc., 8.50, due 1/15/84 (Canada)	0.9%
Algonquin Power & Utilities Corp., 4.75%, due 1/18/82 (Canada)	0.9%
South Bow Canadian Infrastructure Holdings Ltd., 7.625%, due 3/1/55 (Canada)	0.9%
Barclays PLC, 8.875% (United Kingdom)	0.9%